Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Geographic Regions [Line Items]
Revenue	$ 106,106	$ 152,433	$ 222,855	$ 304,608
Satellites, property and other equipment	2,485,903		2,485,903		$ 2,277,143
Intangible assets	470,211		470,211		497,466
Other long-term assets	400,660		400,660		516,507
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	56,247	65,634	114,787	136,540
Satellites, property and other equipment	2,157,825		2,157,825		1,903,673
Intangible assets	453,396		453,396		477,221
Other long-term assets	400,660		400,660		516,507
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	32,229	61,536	70,808	117,159
Satellites, property and other equipment	13,001		13,001		14,964
Intangible assets	6,623		6,623		7,896
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	7,573	9,000	15,123	18,073
Intangible assets	8,734		8,734		8,817
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	7,091	7,920	14,681	16,002
Satellites, property and other equipment	5,474		5,474		7,427
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	2,966	$ 8,343	7,456	$ 16,834
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	308,181		308,181		349,619
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	1,422		1,422		1,460
Intangible assets	1,458		1,458		3,532
Other long-term assets [Member]
Schedule of Geographic Regions [Line Items]
Other long-term assets	$ 400,660		$ 400,660		$ 516,507